Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - $ / shares		5 Months Ended	9 Months Ended	12 Months Ended
	May 07, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
Ordinary shares, authorized	79,000,000	79,000,000	79,000,000	79,000,000			79,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, outstanding		7,134,668	9,125,954	7,134,668			7,060,668
Common stock voting rights	one vote			one vote
ACON S2 Acquisition Corp [Member]
Ordinary shares, authorized		0		0
Common stock voting rights		one vote for each share	one vote for each share
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Ordinary shares, authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding		25,000,000	25,000,000	25,000,000
Common stock voting rights			one vote for each share